Crewing costs	12 Months Ended
Dec. 31, 2024
Crewing cost [Abstract]
Crewing costs	Crewing costs
The following table sets forth the components of our crew expenses, including crew benefits, during the years ended December 31, 2024, 2023, and 2022, respectively.

	For the year ended December 31,
In thousands of U.S. dollars	2024	2023	2022
Short term crew benefits (i.e. wages, victualing, insurance)	148,931	150,194	155,782
Other crewing related costs	25,497	24,633	24,743
	$174,428	$174,827	$180,525
There are no material post-employment benefits for our crew.